EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details)	3 Months Ended	12 Months Ended
	Apr. 06, 2021 shares	Dec. 31, 2021 shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Apr. 07, 2021 shares
Disclosure Of Earnings Per Share [Abstract]
Number of shares outstanding		648,749,282			651,433,046
Number of warrants issued ( (in shares)		0			0
Number of share options outstanding in share-based payment arrangement (in shares)		52,789,478			50,550,093
Number of convertible bonds issued (in shares)		62,412,622			62,412,622
Number of shares and other instruments issued (in shares)		774,943,928			781,718,341
Number of shares reserved for issue under options and contracts for sale of shares (in shares)		105,056,072			98,281,659
Number of shares authorised (in shares)		880,000,000			880,000,000
Transactions with owners, equity, number of shares (in shares)	2,683,764	9,928,000	7,498,000	9,822,000
Number of shares issued, warrants (in shares)	0
Number of shares issued, options (in shares)	(1,640,072)
Number of shares issued, convertible bonds (in shares)	0
Number of shares and other instruments issued (in shares)	(805,812)
Number of shares issued, available for issue (in shares)	805,812
Number of shares issued, authorized share capital (in shares)	0
Number of shares, reserved (in shares)	0
Number of shares reserved, warrants (in shares)	0
Number of shares reserved, options (in shares)	(599,313)
Number of shares reserved, convertible bonds (in shares)	0
Number of shares and other instruments, reserved (in shares)	7,580,225
Number of shares reserved, available for issue (in shares)	(7,580,225)
Number of shares reserved, authorized share capital (in shares)	0